Discontinued operations - Summary of results of the company’s discontinued operations (Details) - Disposed of by sale - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues, net	$ 20,274	$ 60,922
Cost of goods sold	37,015	108,310
Gross loss	(16,741)	(47,388)
Other operating expenses	13,771	29,972
Operating loss	(30,512)	(77,360)
Total other expense, net	(25,257)	(62,581)
Loss from discontinued operations before provision for income taxes	(55,769)	(139,941)
Income tax benefit	4,387	28,319
Net loss from discontinued operations	$ (51,382)	$ (111,622)